Research and Development Funding Expense - Additional Information (Detail) $ in Thousands, € in Millions	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2014 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development funding expense					$ 5,776	$ 21,457	$ 13,415	$ 44,448	$ 83,036		$ 392,609	$ 117,866
Acquisitions of financial royalty assets							574,620	1,231,736	1,721,291		269,593	2,290,707
Revenues					510,932	457,608	1,011,811	892,491	1,814,254		1,794,894	1,597,930
Royalty Income, Other
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenues					3,310	5,187	6,362	14,608	19,642		135,960	20,423
Funding Agreements With Sanofi
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development funding expense					5,300	3,100	12,400	7,100	18,200		6,900	35,800
Remaining commitment for R&D funding agreement					$ 21,000		$ 21,000		32,500		50,700
Acquisitions of financial royalty assets | €										€ 264.0
Funding Agreements With Sanofi | Royalty Income, Other
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenues									8,700		5,500	3,500
Funding Agreements With Sanofi | Maximum
Research and Development Arrangement, Contract to Perform for Others [Line Items]
R&D funding agreement amount | €				€ 294.0
Funding Agreements With Pfizer
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development funding expense						$ 17,800		$ 36,300	$ 62,800		99,300	$ 80,100
Remaining commitment for R&D funding agreement											62,800
Royalties eligibility period on certain sales									7 years	7 years
Funding Agreements With Pfizer | Maximum
Research and Development Arrangement, Contract to Perform for Others [Line Items]
R&D funding agreement amount			$ 300,000
R&D fixed milestone payments			$ 250,000
Funding Agreement With Biohaven Pharmaceuticals
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development funding expense											100,000
R&D funding agreement amount	$ 100,000
common stock stock purchase amount	$ 50,000
Funding Agreements with Immunomedics
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development funding expense											$ 175,000
R&D funding agreement amount		$ 175,000
common stock stock purchase amount		$ 75,000